Document and Entity Information	Mar. 02, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 02, 2018
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Mar. 02, 2018
Document Effective Date	Mar. 02, 2018
Prospectus Date	Jul. 31, 2017
Bramshill Income Performance Fund | Institutional Class
Prospectus:
Trading Symbol	BRMSX